Environment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Environment [Line Items]
Name of subsidiary	Subsidiary
Cervecera CCU Chile Ltda. [Member]
Environment [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		IWWT Temuco Stage II; IWWT expansion (Screw) Temuco.
Environmental related expenses	$ 1,388,954		$ 1,319,489	$ 1,160,516
Cervecera CCU Chile Ltda. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Changing and increasing containers for glass and rubbish.
Environmental related expenses	$ 641,683		$ 666,781	607,091
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		Change fuel from FO6 to GNL Temuco, upgrade odor control, Quilicura thermal plant improvements, videoconferencing rooms.
Environmental related expenses	$ 16,687		$ 21,655	26,031
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		DS 10 and RE 43 compliance; Emergency brigade and fire protection system.
Environmental related expenses	$ 236,910		$ 233,364	173,115
CCU Argentina S.A. [Member]
Environment [Line Items]
Name of subsidiary	CCU Argentina S.A.		CCU Argentina S.A.
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		IWWT Stage 2 and 3, Salta.
Environmental related expenses	$ 930,683		$ 820,999	1,089,788
CCU Argentina S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 527,248		$ 560,710	602,247
CCU Argentina S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		Boiler 1 Economizer, Luján.
Environmental related expenses	$ 8,925		$ 21,847	2,857
CCU Argentina S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Fire Network in Distribution Center SV; Compromises ISO 22 K/14K/18 K OSHAS Luján.
Environmental related expenses	$ 201,726		$ 141,379	167,668
Cerveceria Kunstmann S.A. [Member]
Environment [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Description of name of project			Others
Description of nature of expenses			DIA; Increase installed power; Equipment protection structures.
Cerveceria Kunstmann S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		New IWWT PTR – IC Technology.
Environmental related expenses	$ 98,614		$ 86,515	87,069
Cerveceria Kunstmann S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 36,292		40,150	10,633
Cerveceria Kunstmann S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 37,623		$ 45,876	45,781
Compañía Pisquera de Chile S.A. [Member]
Environment [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Compañía Pisquera de Chile S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Process water meters.		IWWT, Change of hydro-ejectors, water plant and dam, IWWT improvement in Salamanca and Sotaquí, new sewage plant, water process meters.
Environmental related expenses	$ 207,922		$ 237,994	224,045
Compañía Pisquera de Chile S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Improved sludge system; Containers for glass.
Environmental related expenses	$ 55,341		$ 43,059	78,746
Compañía Pisquera de Chile S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	4-ton/hr boiler.
Compañía Pisquera de Chile S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Requirement for ISO standards in Salamanca, Monte Patria, Sotaquí and Pisco Elqui; DS 10 compliance in Salamanca and Montepatria.
Environmental related expenses	$ 14,280		$ 12,582	15,628
Transportes CCU Ltda. [Member]
Environment [Line Items]
Name of subsidiary	Transportes CCU Ltda.		Transportes CCU Ltda.
Description of nature of expenses	Electric forklift.
Transportes CCU Ltda. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 0		$ 9,792	18,687
Transportes CCU Ltda. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Ceiling of waste area in Llay Llay Distribution Center.
Environmental related expenses	$ 388,198		$ 288,856	196,114
Transportes CCU Ltda. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		LED lighting in the Talca Distribution Center.
Environmental related expenses	$ 7,544		$ 13,356	17,297
Transportes CCU Ltda. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Access to Copiapó DC and acoustic closure at the Cervecería Santiago DC.
Environmental related expenses	$ 155,951		$ 141,138	130,044
Vina San Pedro Tarapaca S.A [Member]
Environment [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A. (*) (6)	[1]	VSPT S.A.
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		Sewage plant; Degassing pond improvement.
Environmental related expenses	$ 417,134		$ 454,828	381,893
Vina San Pedro Tarapaca S.A [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Solid packing separator.
Environmental related expenses	$ 202,204		$ 165,697	172,089
Vina San Pedro Tarapaca S.A [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Electrical meters, cold Insulation in G2 and cube, video system conference.		Electric power generator for IWWT, power meters.
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Fire network Molina, DS 10 compliance, standardization 5 dining rooms, autonomous breathing equipment.
Environmental related expenses	$ 21,916		$ 10,916	5,227
Embotelladoras Chilenas Unidas S.A. [Member]
Environment [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.		Embotelladoras Chilenas Unidas S.A.
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 653,910		$ 593,414	665,990
Embotelladoras Chilenas Unidas S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 623,732		$ 421,771	53,539
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions		Condensate recovery, meters and monitoring of consumption, mantle insulation of boilers, heat recovery compressor discharge, upgrade exhaust gas analyzer, upgrade system control and installation of lighting system.
Environmental related expenses	$ 16,400		$ 14,305	10,233
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Safety acid injection; Standardizing kitchen ECCUSA; autonomous breathing equipment to Santiago and Antofagasta.
Environmental related expenses	$ 119,226		$ 156,295	96,019
Aguas CCU-Nestle Chile S.A. [Member]
Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A. (1)		Aguas CCU-Nestlé Chile S.A.
Aguas CCU-Nestle Chile S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 19,453		$ 35,550	29,057
Aguas CCU-Nestle Chile S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 10,818		3,910	3,661
Aguas CCU-Nestle Chile S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Management of atmospheric emissions
Environmental related expenses	$ 400		0	0
Aguas CCU-Nestle Chile S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 67,023		$ 69,330	50,904
Fabrica de Envases Plasticos S.A. [Member]
Environment [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Fabrica de Envases Plasticos S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 175,805		$ 129,487	137,359
Fabrica de Envases Plasticos S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Control of electrical variables, change of lighting.
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Risk Mitigation, reduction weight of PET bottles, bathroom expansion, various SIG -OCA, ammonia sensors
Environmental related expenses	$ 21,973		$ 21,410	$ 19,326

[1]	Public company in Chile.